Unaudited Condensed Statement of Changes in Stockholders’ Equity - USD ($)		Class A common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 08, 2020
Balance (in Shares) at Sep. 08, 2020
Issuance of Class B common stock to initial stockholders			$ 575	24,425		25,000
Issuance of Class B common stock to initial stockholders (in Shares)	[1]		5,750,000
Sale of units in initial public offering, less allocation to derivative warrant liabilities for public warrants		$ 2,065		194,314,435		194,316,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities for public warrants (in Shares)		20,650,000
Offering costs				(11,228,780)		(11,228,780)
Common stock subject to possible redemption		$ (1,743)		(174,229,317)		(174,231,060)
Common stock subject to possible redemption (in Shares)		(17,423,106)
Net income					(3,881,651)	(3,881,651)
Balance at Dec. 31, 2020		$ 322	$ 575	8,880,763	(3,881,651)	5,000,009
Balance (in Shares) at Dec. 31, 2020		3,226,894	5,750,000
Common stock subject to possible redemption		$ (70)		(7,030,130)		(7,030,200)
Common stock subject to possible redemption (in Shares)		(703,020)
Forfeiture of Class B common stock			$ (59)	59
Forfeiture of Class B common stock (in Shares)			(587,500)
Net income					7,030,196	7,030,196
Balance at Mar. 31, 2021		$ 252	$ 516	$ 1,850,692	$ 3,148,545	$ 5,000,005
Balance (in Shares) at Mar. 31, 2021		2,523,874	5,162,500

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.